Note 28 - Dividends - Dividends Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Dividends paid to owners of the Company (Excluding NCI)	$ 2,904	$ 2,639	$ 2,504